LOANS AND NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Debt Instrument [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans Receivable, Current and Non-current

(in thousands)	June 30, 2025	December 31, 2024
Loans receivable	$529,396	$476,620
Loans receivable, non-current	6,675	—
Less: allowance for credit loss	(375)	—
Loans receivable, current and non-current	$535,696	$476,620

(in thousands)	June 30, 2025	December 31, 2024
Loans payable	$348,214	$510,718

(in thousands)	June 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$219,121	$194,306
Less: Allowance for credit losses	(633)	(554)
Assets posted as collateral associated with digital asset loans payable	$218,488	$193,752

Schedule of Contractual Obligation, Fiscal Year Maturity	As of June 30, 2025, the Company’s notes payable repayment obligation was as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500

Galaxy Digital Services, LP
Debt Instrument [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767

Schedule of Contractual Obligation, Fiscal Year Maturity	As of December 31, 2024, the Partnership's notes payable repayment obligation is as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500